Simplify Target 15 Distribution ETF
Schedule of Investments
March 31, 2026 (Unaudited)
1
Shares Value
U.S. Exchange-Traded Funds – 84.4%
Money Market ETFs - 84.4%
Simplify Government Money Market ETF(a)(b)(c)
(Cost $46,707,450) ....................................................... 466,600 $ 46,687,996
Principal
U.S. Treasury Bills – 23.5%
U.S. Treasury Bill, 3.68%, 6/9/2026 (c)(d) ....................................... $ 1,770,000 1,757,831
U.S. Treasury Bill, 3.68%, 6/23/2026 (c)(d) ...................................... 4,630,000 4,591,838
U.S. Treasury Bill, 3.68%, 7/7/2026 (c)(d) ....................................... 6,700,000 6,634,976
Total U.S. Treasury Bills (Cost $12,984,227) ......................................... 12,984,645
Number of
Contracts Notional Amount
Purchased Options – 0.3%
Puts – Exchange-Traded – 0.3%
S&P 500 Index, April Strike Price $6,000, Expires 4/17/26 ............... 88 52,800,000 159,720
Total Purchased Options (Cost $255,236) ............................................. 159,720
Shares
Money Market Fund – 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.54%(e)
(Cost $104,626) .......................................................... 104,626 104,626
Total Investments – 108.4%
(Cost $60,051,539) ............................................................. $ 59,936,987
Liabilities in Excess of Other Assets – (8.4)% .......................................... (4,629,817)
Net Assets – 100.0% ............................................................. $ 55,307,170
Number of
Contracts Notional Amount
Written Options – (8.2)%
Puts - Over the Counter Barrier Options – (8.2)%
SPX/RTY/NDX WOF, Expires 01/22/27 P100/75 NC3 EKI ............... (1,500,000) $ (1,125,000) $ (151,800)
SPX/RTY/NDX WOF, Expires 01/22/27 P100/75 NC3 EKI ............... (3,000,000) (2,250,000) (300,000)
SPX/RTY/NDX WOF, Expires 01/29/27 P100/75 NC3 EKI ............... (1,000,000) (750,000) (85,000)
SPX/RTY/NDX WOF, Expires 02/12/27 P100%/75% NC3 EKI ............ (8,000,000) (6,000,000) (840,000)
SPX/RTY/NDX WOF, Expires 02/12/27 P100/75 NC3 EKI ............... (1,000,000) (750,000) (83,400)
SPX/RTY/NDX WOF, Expires 02/12/27 P100/75 NC3 EKI ............... (1,000,000) (750,000) (96,400)
SPX/RTY/NDX WOF, Expires 02/26/27 P100%/75% NC3 EKI ............ (1,000,000) (750,000) (95,900)
SPX/RTY/NDX WOF, Expires 10/23/26 P100/75 NC3 EKI ............... (5,000,000) (3,750,000) (305,000)
SPX/RTY/NDX WOF, Expires 10/30/26 P100/75 NC3 EKI ............... (5,000,000) (3,750,000) (322,500)
SPX/RTY/NDX WOF, Expires 10/30/26 P100/75 NC3 EKI ............... (2,000,000) (1,500,000) (161,000)
SPX/RTY/NDX WOF, Expires 10/30/26 P100/75 NC3 EKI ............... (10,000,000) (7,500,000) (658,029)
SPX/RTY/NDX WOF, Expires 11/13/26 P100%/75% NC3 EKI ............ (5,000,000) (3,750,000) (358,500)

Simplify Target 15 Distribution ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)
2
Abbreviations:
EKI - European Knock In. - Represents a knock-in option contract that begins to function as a normal option only once a certain price level is reached before expiration.
Number of
Contracts Notional Amount Value
SPX/RTY/NDX WOF, Expires 12/11/26 P100%/75% NC3 EKI ............ (2,000,000) $ (1,500,000) $ (164,400)
SPX/RTY/NDX WOF, Expires 12/18/26 P100/75 NC3 EKI ............... (1,500,000) (1,125,000) (134,100)
SPX/RTY/NDX WOF, Expires 12/18/26 P100/75 NC3 EKI ............... (1,600,000) (1,200,000) (112,755)
SPX/RTY/NDX WOF, Expires 12/24/26 P100/70 NC3 EKI ............... (650,000) (487,500) (40,952)
SPX/RTY/NDX WOF, Expires 12/24/26 P100/75 NC3 EKI ............... (1,500,000) (1,125,000) (117,300)
SPX/RTY/NDX WOF, Expires 12/24/26 P100/75 NC3 EKI ............... (2,000,000) (1,500,000) (131,453)
SPX/RTY/NDX WOF, Expires 12/24/26 P100/75 NC3 EKI ............... (1,300,000) (975,000) (79,392)
SPX/RTY/NDX WOF, Expires 12/31/26 P100%/75% NC3 EKI ............ (4,000,000) (3,000,000) (315,600)
(4,553,481)
Total Written Options (Premiums Received $2,559,575) .................................. $ (4,553,481)
(a) Affiliated fund managed by Simplify Asset Management Inc.
(b) A copy of the security's annual report to shareholders may be obtained without charge at www.simplify.us.
(c) Securities with an aggregate market value of $24,633,361 have been pledged as collateral for options as of March 31, 2026.
(d) Represents a zero coupon bond. Rate shown reflects the effective yield.
(e) Rate shown reflects the 7-day yield as of March 31, 2026.
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Appreciation/
Depreciation
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital
Gain
Distributions
Simplify
Government
Money
Market ETF $ — $ 67,262,606 $ (20,529,182) $ (25,974) $ (19,454) $ 46,687,996 466,600 $ 1,270,107 $ —
$ — $ 67,262,606 $ (20,529,182) $ (25,974) $ (19,454) $ 46,687,996 466,600 $ 1,270,107 $ —
At March 31, 2026, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Short position contracts:
S&P 500 E-Mini Future ........................ (53) $ (17,412,488) 6/18/26 $ (119,802)